Equity - Weighted average number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity.
Weighted average number of ordinary shares outstanding - basic (in shares)	2,659,184,216	2,658,328,369	2,656,981,542
TDIRA (in shares)		27,269,551
Free share award plan (in shares)	1,336,982	1,233,198	776,743
Weighted average number of shares outstanding - diluted (in shares)	2,660,521,198	2,686,831,119	2,657,758,285